CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash	$ 2,144,220	$ 1,687,257	$ 1,672,901
Accounts receivable, net	26,288	22,741	261,676
Related party receivables		0	10,000
Marketable securities, held in related party	2,700	3,600	13,800
Non-marketable securities, held in related party	50,000	50,000	50,000
Subscription receivable		0	1,175,000
Prepaid expenses and other current assets	41,388	41,388	90,688
Total current assets	2,264,596	1,804,986	3,274,065
Property and equipment, net		0	651
Intangible assets, net	2,603,455	2,840,856	3,097,293
Goodwill	700,528	700,528	700,528
Total assets	5,568,579	5,346,370	7,072,537
Current liabilities:
Accounts payable and accrued expenses	187,258	213,620	779,891
Billings in excess of revenues		0	123,908
Notes and loans payable, current	24,000	24,000	24,000
Related party payables	59,536	153,474	228,983
Derivative liabilities	3,999,298	439,361	0
Deferred revenue	416,449	60,790	0
Total current liabilities	4,686,541	891,245	1,156,782
Long term liabilities:
Convertible notes and loans payable, net	11,800	1,923,499	51,800
Related party loans		0	0
Total Long Term Liabilities		1,923,499	51,800
Total liabilities	4,698,341	2,814,744	1,208,582
Stockholders' equity:
Preferred stock, $0.00001 par value, 10,000,000 shares authorized, 160,000, 175,000 and none issued and outstanding as of June 30, 2016, December 31, 2015 and December 31, 2014, respectively	2	2	0
Common stock, $0.00001 par value, 250,000,000 shares authorized, 107,250,100, 81,717,154 and 77,817,861 shares issued and outstanding as of June 30, 2016, December 31, 2015 and December 31, 2014, respectively	1,072	817	778
Treasury stock	(623,000)	(623,000)	(623,000)
Additional paid-in capital	33,754,111	27,393,238	23,516,463
Accumulated deficit	(32,261,947)	(24,239,431)	(17,030,286)
Total stockholders' equity	870,238	2,531,626	5,863,955
Total liabilities and stockholders' equity	$ 5,568,579	$ 5,346,370	$ 7,072,537